Note 25 - Related Party Transactions - Schedule of Related Party Transaction Investments (Details) - USD ($)			12 Months Ended
	Jan. 05, 2022	Jan. 02, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right, Outstanding (in shares)			7,569,572	7,654,572	2,530,092
January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)		2,229,950
Stock issued, value	$ 7,200,000	$ 7,225,038		$ 7,005,000
Stock Issued During Period, Value, New Issues	$ 7,200,000	$ 7,225,038		7,005,000
December 2022 Private Placement [Member]
Stock issued, value				7,472,000
Stock Issued During Period, Value, New Issues				$ 7,472,000
Executive Chairman and Chief Executive Officer [Member] | December 2022 Private Placement [Member]
Class of Warrant or Right, Outstanding (in shares)			1,085,714
Executive Chairman and Chief Executive Officer [Member] | January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			679,013
Stock issued, value			$ 2,200,002
Stock Issued During Period, Value, New Issues			$ 2,200,002
Executive Chairman and Chief Executive Officer [Member] | December 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,085,714
Stock issued, value			$ 1,900,000
Stock Issued During Period, Value, New Issues			$ 1,900,000
Director and President of Orbsat Chief Executive Officer of Global Operations [Member] | January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			46,297
Stock issued, value			$ 150,002
Stock Issued During Period, Value, New Issues			$ 150,002
Director and President of Next Plat Chief Executive Officer of Global Operations [Member] | December 2022 Private Placement [Member]
Class of Warrant or Right, Outstanding (in shares)			28,500
Director and President of Next Plat Chief Executive Officer of Global Operations [Member] | December 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			28,500
Stock issued, value			$ 49,875
Stock Issued During Period, Value, New Issues			$ 49,875
Vice Chairman and Chief Business Development Strategist [Member] | January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			46,297
Stock issued, value			$ 150,002
Stock Issued During Period, Value, New Issues			$ 150,002
Director [Member] | December 2022 Private Placement [Member]
Class of Warrant or Right, Outstanding (in shares)			1,085,714
Director [Member] | January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			15,433
Stock issued, value			$ 50,003
Stock Issued During Period, Value, New Issues			$ 50,003
Director [Member] | December 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			1,085,714
Stock issued, value			$ 1,900,000
Stock Issued During Period, Value, New Issues			$ 1,900,000
Senior Vice President Mergers Acquisitions and Special Projects [Member] | January 2022 Private Placement [Member]
Stock Issued During Period, Shares, New Issues (in shares)			15,433
Stock issued, value			$ 50,003
Stock Issued During Period, Value, New Issues			$ 50,003